Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 452,164	$ 792,337	$ 3,387,200
Accounts receivable, net	743,932	1,972,034	3,093,066
Prepaid expenses and other current assets	5,000	92,497	14,813
Total current assets	1,201,096	2,856,868	6,495,079
Capitalized software development costs, net	344,012	393,157	589,735
Property, plant and equipment, net	3,115	3,519	4,123
Operating lease right-of-use asset	358,558	395,470	537,836
Deferred Offering Costs		848,531	380,000
Security deposit	74,068	74,068	74,068
Total assets	1,980,849	4,571,613	8,080,841
Current liabilities
Accounts payable and accrued expenses	4,811,486	4,841,046	4,125,868
Convertible notes payable, net of deferred debt discounts		2,355,735	6,354,227
Accrued Payment-In-Kind Interest		71,614	443,657
Operating lease obligations, current portion	165,699	162,503	135,455
Total current liabilities	4,977,185	7,430,897	11,059,207
Long-term liabilities
Operating lease obligations, net of current maturities	225,708	268,385	430,888
Note payable – stockholder	100,500	100,500	610,500
Total long-term liabilities	326,208	368,885	1,041,388
Total liabilities	5,303,394	7,799,782	12,100,595
Shareholders’ equity (deficit)
Common stock value	1,356	1,237	1,024
Preferred shares: 10,000,000 authorized, none outstanding.	0	0	0
Additional Paid in Capital	52,916,936	50,023,446	38,089,295
Accumulated deficit	(56,240,837)	(53,252,852)	(42,110,073)
Total shareholders’ (deficit) equity	(3,322,545)	(3,228,169)	(4,019,754)
Total liabilities and shareholders’ (deficit) equity	$ 1,980,849	$ 4,571,613	$ 8,080,841